Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current
Cash and cash equivalents (note 8)	$ 707,885	$ 806,904
Restricted cash	109,462	33,653
Accounts receivable, including non-trade of $15,112 (2014 - $49,707) and related party balance of $41,265 (2014 - $38,616)	373,495	378,193
Assets held for sale (note 7b)	5,000
Net investment in direct financing leases (note 5)	25,260	20,823
Prepaid expenses and other	92,028	69,470
Current portion of loans to equity-accounted investees	16,262	26,209
Total current assets	1,329,392	1,335,252
Restricted cash - non-current	46,973	85,698
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $2,843,333 (2014 - $2,627,499)	8,049,166	6,307,971
Vessels under capital leases, at cost, less accumulated amortization of $53,612 (2014 - $50,898)	89,040	91,776
Advances on newbuilding contracts and conversion costs (notes 10a)	629,266	1,706,500
Total vessels and equipment	8,767,472	8,106,247
Net investment in direct financing leases - non-current (note 5)	668,272	684,130
Loans to equity-accounted investees and joint venture partners, bearing interest between nil to 8%	218,192	227,217
Derivative assets (note 15)	18,376	14,415
Equity-accounted investments (notes 4b, 4c, 4e and 10c)	890,351	873,421
Other non-current assets	293,181	274,595
Intangible assets - net	89,228	94,666
Goodwill	168,571	168,571
Total assets	12,490,008	11,864,212
Current
Accounts payable	62,881	85,290
Accrued liabilities	382,086	394,759
Current portion of derivative liabilities (note 15)	207,836	203,957
Current portion of long-term debt (note 8)	992,750	654,134
Current obligation under capital leases	61,354	4,422
Current portion of in-process revenue contracts	28,008	23,414
Total current liabilities	1,734,915	1,365,976
Long-term debt (note 8)	6,152,284	6,082,364
Long-term obligation under capital leases		59,128
Derivative liabilities (note 15)	419,381	422,182
In-process revenue contracts	133,790	149,998
Other long-term liabilities (note 16)	404,332	383,089
Total liabilities	$ 8,844,702	$ 8,462,737
Commitments and contingencies (notes 4a, 4d, 5, 8, 10 and 15)
Redeemable non-controlling interest (note 10e)	$ 10,481	$ 12,842
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 72,706,169 shares outstanding (2014 - 72,500,502); 73,505,369 shares issued (2014 - 73,299,702)) (note 9)	772,606	770,759
Retained earnings	371,321	355,867
Non-controlling interest	2,520,361	2,290,305
Accumulated other comprehensive loss (note 14)	(29,463)	(28,298)
Total equity	3,634,825	3,388,633
Total liabilities and equity	$ 12,490,008	$ 11,864,212